First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 93.9%
	Automotive – 1.9%
$3,050,000	Adient US LLC (a)	7.00%	05/15/26	$3,103,375
1,525,000	Dana, Inc. (b)	5.50%	12/15/24	1,540,250
2,080,000	Gates Global LLC/Gates Global Co. (a)	6.00%	07/15/22	2,085,616
2,599,000	Navistar International Corp. (a)	6.63%	11/01/25	2,680,219
1,970,000	Tenneco, Inc.	5.00%	07/15/26	1,536,600
				10,946,060
	Banking – 1.5%
6,000,000	Ally Financial, Inc.	5.13%	09/30/24	6,585,000
1,165,000	Ally Financial, Inc. (b)	8.00%	11/01/31	1,562,847
612,000	Ally Financial, Inc. (b)	8.00%	11/01/31	815,490
				8,963,337
	Basic Industry – 10.0%
2,600,000	AK Steel Corp.	7.63%	10/01/21	2,596,750
1,000,000	AK Steel Corp. (b)	7.50%	07/15/23	1,026,875
2,425,000	Beacon Roofing Supply, Inc.	6.38%	10/01/23	2,515,938
1,945,000	Beazer Homes USA, Inc. (b)	8.75%	03/15/22	2,021,964
4,345,000	Builders FirstSource, Inc. (a)	6.75%	06/01/27	4,594,837
1,800,000	Cleveland-Cliffs, Inc. (b)	5.75%	03/01/25	1,832,400
4,111,000	Core & Main L.P. (a)	6.13%	08/15/25	4,254,885
2,050,000	Cornerstone Building Brands, Inc. (a) (b)	8.00%	04/15/26	2,006,438
3,560,000	Freeport-McMoRan, Inc. (b)	4.55%	11/14/24	3,658,612
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,399,156
2,979,000	KB Home	7.50%	09/15/22	3,343,927
500,000	Lennar Corp. (b)	5.88%	11/15/24	549,375
3,500,000	LGI Homes, Inc., (a)	6.88%	07/15/26	3,578,750
3,180,000	Meritage Homes Corp. (b)	6.00%	06/01/25	3,474,150
1,000,000	Novelis Corp. (a)	6.25%	08/15/24	1,050,020
2,862,000	Novelis Corp. (a)	5.88%	09/30/26	2,972,902
2,045,000	Olin Corp. (b)	5.13%	09/15/27	2,066,365
3,260,000	PQ Corp. (a) (b)	6.75%	11/15/22	3,382,250
565,000	PQ Corp. (a) (b)	5.75%	12/15/25	576,300
2,025,000	Shea Homes L.P./Shea Homes Funding Corp. (a) (b)	6.13%	04/01/25	2,111,063
4,250,000	Standard Industries, Inc. (a)	5.00%	02/15/27	4,335,000
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	3,934,425
				58,282,382
	Capital Goods – 7.1%
1,065,000	Amsted Industries, Inc. (a)	5.63%	07/01/27	1,112,925
2,675,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	2,688,375
4,100,000	Mauser Packaging Solutions Holding Co. (a) (b)	5.50%	04/15/24	4,109,020
2,080,000	Mueller Water Products, Inc. (a)	5.50%	06/15/26	2,173,600
2,840,000	Owens-Brockway Glass Container, Inc. (a)	5.00%	01/15/22	2,935,850
5,700,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (a) (b)	5.13%	07/15/23	5,814,000
2,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (a)	7.00%	07/15/24	2,177,437
3,725,000	Sealed Air Corp. (a)	5.50%	09/15/25	4,041,625
5,445,000	Terex Corp. (a)	5.63%	02/01/25	5,438,194
2,000,000	TransDigm, Inc. (b)	6.50%	07/15/24	2,062,500
2,760,000	TransDigm, Inc. (a)	6.25%	03/15/26	2,901,450
2,660,000	Trident Merger Sub, Inc. (a) (b)	6.63%	11/01/25	2,347,450
2,925,000	Triumph Group, Inc. (b)	4.88%	04/01/21	2,910,375

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Goods (Continued)
$850,000	Triumph Group, Inc.	7.75%	08/15/25	$854,250
				41,567,051
	Consumer Goods – 8.1%
1,870,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.63%	07/15/26	1,958,825
2,760,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	9.75%	07/15/27	2,887,650
3,305,000	B&G Foods, Inc.	5.25%	04/01/25	3,300,869
3,245,000	Cott Holdings, Inc. (a)	5.50%	04/01/25	3,338,294
4,920,000	First Quality Finance Co., Inc. (a) (b)	5.00%	07/01/25	5,006,100
3,840,000	Kronos Acquisition Holdings, Inc. (a)	9.00%	08/15/23	3,321,600
2,915,000	Lamb Weston Holdings, Inc. (a) (b)	4.63%	11/01/24	3,045,504
3,965,000	Performance Food Group, Inc. (a)	5.50%	06/01/24	4,039,344
2,000,000	Pilgrim’s Pride Corp. (a)	5.75%	03/15/25	2,070,000
1,765,000	Post Holdings, Inc. (a) (b)	5.50%	03/01/25	1,842,219
3,610,000	Post Holdings, Inc. (a)	5.00%	08/15/26	3,700,250
3,900,000	Prestige Brands, Inc. (a) (b)	6.38%	03/01/24	4,069,455
3,910,000	Spectrum Brands, Inc. (b)	5.75%	07/15/25	4,070,114
1,500,000	TreeHouse Foods, Inc. (a)	6.00%	02/15/24	1,556,250
3,240,000	US Foods, Inc. (a)	5.88%	06/15/24	3,333,150
				47,539,624
	Energy – 8.9%
1,135,000	AmeriGas Partners L.P./AmeriGas Finance Corp. (b)	5.50%	05/20/25	1,197,425
1,190,000	AmeriGas Partners L.P./AmeriGas Finance Corp. (b)	5.88%	08/20/26	1,267,350
1,875,000	Andeavor Logistics L.P./Tesoro Logistics Finance Corp. (b)	5.25%	01/15/25	1,983,436
1,600,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp. (b)	5.38%	09/15/24	1,548,000
2,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. (a) (b)	6.13%	11/15/22	2,499,750
3,526,000	California Resources Corp. (a)	8.00%	12/15/22	2,485,830
2,060,000	Carrizo Oil & Gas, Inc. (b)	6.25%	04/15/23	2,033,220
1,919,000	Centennial Resource Production LLC (a) (b)	6.88%	04/01/27	1,880,620
2,200,000	Chesapeake Energy Corp.	7.00%	10/01/24	1,806,750
4,370,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. (b)	6.25%	04/01/23	4,468,543
2,100,000	Genesis Energy L.P./Genesis Energy Finance Corp.	6.50%	10/01/25	2,092,125
2,015,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	5.00%	12/01/24	1,939,438
612,000	Laredo Petroleum, Inc.	5.63%	01/15/22	569,160
1,430,000	Laredo Petroleum, Inc.	6.25%	03/15/23	1,290,575
2,650,000	Matador Resources Co. (b)	5.88%	09/15/26	2,631,424
2,450,000	Oasis Petroleum, Inc. (a)	6.25%	05/01/26	2,333,380
3,872,000	QEP Resources, Inc.	5.63%	03/01/26	3,329,997
875,000	Range Resources Corp. (b)	5.75%	06/01/21	875,000
4,910,000	Southwestern Energy Co. (b)	7.50%	04/01/26	4,320,800
2,000,000	Targa Pipeline Partners L.P./Targa Pipeline Finance Corp. (b)	5.88%	08/01/23	2,002,500
3,300,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp. (b)	5.00%	01/15/28	3,353,625
1,340,000	USA Compression Partners L.P. / USA Compression Finance Corp. (a)	6.88%	09/01/27	1,400,179
1,380,000	Whiting Petroleum Corp.	5.75%	03/15/21	1,386,900
3,660,000	Whiting Petroleum Corp.	6.63%	01/15/26	3,467,850
				52,163,877
	Financial Services – 3.8%
4,000,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (b)	5.88%	02/01/22	4,055,000
6,385,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (a)	6.25%	05/15/26	6,608,475
3,385,000	MSCI, Inc. (a) (b)	5.75%	08/15/25	3,544,772

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Financial Services (Continued)
$4,555,000	Springleaf Finance Corp. (b)	7.75%	10/01/21	$4,993,874
1,540,000	Springleaf Finance Corp. (b)	6.13%	03/15/24	1,672,344
1,225,000	Springleaf Finance Corp. (b)	6.63%	01/15/28	1,329,125
				22,203,590
	Healthcare – 7.9%
610,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	673,349
3,825,000	Catalent Pharma Solutions, Inc. (a) (b)	4.88%	01/15/26	3,920,625
1,900,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (a)	5.75%	03/01/25	1,911,305
1,370,000	CHS/Community Health Systems, Inc.	5.13%	08/01/21	1,361,438
4,360,000	CHS/Community Health Systems, Inc. (a)	8.00%	03/15/26	4,191,050
3,905,000	Hologic, Inc. (a)	4.38%	10/15/25	3,941,082
3,000,000	IQVIA, Inc. (a)	5.00%	10/15/26	3,146,250
3,665,000	MPH Acquisition Holdings LLC (a)	7.13%	06/01/24	3,573,228
2,065,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	1,879,150
2,000,000	Service Corp International (b)	5.38%	05/15/24	2,057,640
4,750,000	Service Corp International (b)	7.50%	04/01/27	5,735,625
2,670,000	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (a) (b)	7.50%	10/01/24	2,786,813
2,750,000	Teleflex, Inc.	4.63%	11/15/27	2,865,912
2,450,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,627,625
2,300,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	2,460,494
3,245,000	West Street Merger Sub, Inc. (a)	6.38%	09/01/25	2,993,512
				46,125,098
	Leisure – 8.2%
5,450,000	Boyd Gaming Corp. (b)	6.38%	04/01/26	5,770,187
2,220,000	Cedar Fair L.P. (a)	5.25%	07/15/29	2,306,025
2,800,000	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.	5.38%	06/01/24	2,891,000
2,980,000	Churchill Downs, Inc. (a)	4.75%	01/15/28	2,998,625
1,200,000	Eldorado Resorts, Inc. (b)	7.00%	08/01/23	1,257,000
1,200,000	Eldorado Resorts, Inc. (b)	6.00%	04/01/25	1,270,500
3,090,000	ESH Hospitality, Inc. (a)	5.25%	05/01/25	3,186,563
3,980,000	GLP Capital L.P./GLP Financing II, Inc. (b)	5.38%	04/15/26	4,340,668
4,600,000	Hilton Domestic Operating Co., Inc. (b)	5.13%	05/01/26	4,790,256
3,120,000	Live Nation Entertainment, Inc. (a)	4.88%	11/01/24	3,221,400
3,900,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. (b)	5.63%	05/01/24	4,177,875
4,475,000	MGM Resorts International (b)	5.50%	04/15/27	4,755,985
2,270,000	Scientific Games International, Inc. (b)	10.00%	12/01/22	2,375,033
4,400,000	Scientific Games International, Inc. (a)	8.25%	03/15/26	4,720,232
				48,061,349
	Media – 6.0%
2,200,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.88%	05/01/27	2,304,500
960,000	Clear Channel Worldwide Holdings, Inc. (a)	9.25%	02/15/24	1,044,000
2,841,000	Clear Channel Worldwide Holdings, Inc., Series B	6.50%	11/15/22	2,914,866
3,500,000	CSC Holdings LLC (b)	5.25%	06/01/24	3,661,875
1,250,000	CSC Holdings LLC (a)	6.63%	10/15/25	1,331,250
725,000	CSC Holdings LLC (a)	10.88%	10/15/25	827,185
2,325,000	CSC Holdings LLC (a)	5.50%	04/15/27	2,441,250
1,180,000	CSC Holdings LLC (a)	5.75%	01/15/30	1,199,175
1,830,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	5.38%	08/15/26	1,864,313
1,379,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	1,412,613

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,000,000	Dish DBS Corp. (b)	5.13%	05/01/20	$1,013,750
5,830,000	Dish DBS Corp. (b)	6.75%	06/01/21	6,083,313
2,300,000	Lamar Media Corp.	5.38%	01/15/24	2,374,750
2,115,000	Lamar Media Corp.	5.75%	02/01/26	2,238,622
1,325,000	Nexstar Escrow, Inc. (a)	5.63%	07/15/27	1,379,656
3,150,000	Sirius XM Radio, Inc. (a)	5.38%	07/15/26	3,303,563
				35,394,681
	Real Estate – 0.6%
1,000,000	Hospitality Properties Trust (b)	4.95%	02/15/27	1,010,339
1,760,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a)	5.25%	12/01/21	1,702,800
870,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a)	4.88%	06/01/23	735,150
				3,448,289
	Retail – 3.7%
2,285,000	Avantor, Inc. (a)	9.00%	10/01/25	2,537,790
3,365,000	Hanesbrands, Inc. (a)	4.63%	05/15/24	3,508,719
1,320,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.00%	06/01/24	1,366,200
3,300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25%	06/01/26	3,434,310
3,100,000	L Brands, Inc.	7.50%	06/15/29	3,120,460
2,975,000	Murphy Oil USA, Inc. (b)	6.00%	08/15/23	3,045,656
4,835,000	Staples, Inc. (a)	7.50%	04/15/26	4,955,875
				21,969,010
	Services – 6.9%
4,000,000	Advanced Disposal Services, Inc. (a) (b)	5.63%	11/15/24	4,218,800
1,625,000	Aramark Services, Inc. (b)	4.75%	06/01/26	1,671,719
2,420,000	Clean Harbors, Inc. (a)	4.88%	07/15/27	2,495,625
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,708,956
2,740,000	H&E Equipment Services, Inc. (b)	5.63%	09/01/25	2,825,625
3,605,000	Herc Holdings, Inc. (a)	5.50%	07/15/27	3,618,519
2,034,000	Iron Mountain, Inc. (a)	4.88%	09/15/27	2,028,915
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,868,063
4,615,000	KAR Auction Services, Inc. (a)	5.13%	06/01/25	4,776,525
3,805,000	ServiceMaster (The) Co. LLC (a) (b)	5.13%	11/15/24	3,946,584
3,650,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (a)	6.75%	06/01/25	3,782,312
1,400,000	United Rentals North America, Inc. (b)	5.50%	07/15/25	1,459,500
3,650,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	3,750,375
				40,151,518
	Technology & Electronics – 5.9%
3,195,000	CDK Global, Inc. (b)	4.88%	06/01/27	3,319,126
590,000	CDW LLC/CDW Finance Corp. (b)	5.50%	12/01/24	639,619
145,000	CDW LLC/CDW Finance Corp.	5.00%	09/01/25	151,253
3,475,000	CommScope, Inc. (a)	6.00%	03/01/26	3,530,426
2,225,000	CommScope, Inc. (a)	8.25%	03/01/27	2,199,969
774,000	Dell International LLC/EMC Corp. (a)	5.30%	10/01/29	823,918
4,996,000	Dell International LLC/EMC Corp. (a)	8.35%	07/15/46	6,378,101
838,000	First Data Corp. (a)	5.00%	01/15/24	858,533
1,945,000	Go Daddy Operating Co., LLC / GD Finance Co, Inc. (a)	5.25%	12/01/27	2,032,525
1,550,000	GrubHub Holdings, Inc. (a)	5.50%	07/01/27	1,594,578
3,105,000	Match Group, Inc.	6.38%	06/01/24	3,277,328
2,965,000	NCR Corp.	6.38%	12/15/23	3,052,527
3,019,000	PTC, Inc.	6.00%	05/15/24	3,166,176

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology & Electronics (Continued)
$2,827,000	Qorvo, Inc.	5.50%	07/15/26	$2,984,747
350,000	Xerox Corp. (b)	4.13%	03/15/23	352,625
				34,361,451
	Telecommunications – 10.4%
2,960,000	CenturyLink, Inc., Series P (b)	7.60%	09/15/39	2,775,000
2,000,000	CenturyLink, Inc., Series W	6.75%	12/01/23	2,163,300
4,545,000	CyrusOne L.P./CyrusOne Finance Corp. (b)	5.38%	03/15/27	4,840,425
5,525,000	Equinix, Inc. (b)	5.88%	01/15/26	5,882,467
1,675,000	Equinix, Inc. (b)	5.38%	05/15/27	1,802,216
1,130,000	Frontier Communications Corp. (b)	10.50%	09/15/22	711,900
4,250,000	Frontier Communications Corp. (a)	8.50%	04/01/26	4,163,725
1,080,000	Frontier Communications Corp. (a) (b)	8.00%	04/01/27	1,131,300
2,956,000	Hughes Satellite Systems Corp. (b)	5.25%	08/01/26	3,142,967
3,070,000	Level 3 Financing, Inc. (b)	5.38%	01/15/24	3,119,488
5,925,000	Level 3 Financing, Inc.	5.38%	05/01/25	6,132,375
2,850,000	Qualitytech L.P./QTS Finance Corp. (a)	4.75%	11/15/25	2,878,500
4,545,000	Sprint Capital Corp.	8.75%	03/15/32	5,652,844
570,000	Sprint Communications, Inc. (b)	9.25%	04/15/22	664,050
2,100,000	Sprint Corp.	7.88%	09/15/23	2,346,750
3,685,000	Sprint Corp. (b)	7.63%	03/01/26	4,127,311
3,295,000	T-Mobile USA, Inc. (b)	6.00%	03/01/23	3,360,208
2,925,000	T-Mobile USA, Inc.	6.00%	04/15/24	3,060,311
1,400,000	Zayo Group LLC/Zayo Capital, Inc.	6.00%	04/01/23	1,445,500
1,490,000	Zayo Group LLC/Zayo Capital, Inc. (a)	5.75%	01/15/27	1,516,075
				60,916,712
	Transportation – 1.4%
452,129	Continental Airlines 2005-ERJ1 Pass Through Trust	9.80%	04/01/21	470,395
2,910,132	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	3,153,610
4,331,000	XPO Logistics, Inc. (a) (b)	6.50%	06/15/22	4,410,604
				8,034,609
	Utility – 1.6%
3,715,000	Calpine Corp. (b)	5.75%	01/15/25	3,709,241
1,440,000	Calpine Corp. (a)	5.25%	06/01/26	1,459,829
2,000,000	Clearway Energy Operating LLC	5.38%	08/15/24	2,060,000
2,300,000	Pattern Energy Group, Inc. (a)	5.88%	02/01/24	2,357,500
				9,586,570
	Total Corporate Bonds and Notes			549,715,208
	(Cost $539,077,568)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 25.9%
	Automotive – 0.8%
2,000,000	Adient Global Holdings Ltd. (USD) (a)	4.88%	08/15/26	1,540,000
2,565,000	LKQ European Holdings B.V. (EUR) (a)	3.63%	04/01/26	2,992,226
				4,532,226
	Banking – 0.4%
2,400,000	Royal Bank of Scotland Group PLC (USD) (b)	5.13%	05/28/24	2,513,887

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Basic Industry – 3.1%
2,700,000	Alcoa Nederland Holding B.V. (USD) (a)	7.00%	09/30/26	$2,905,875
1,700,000	Cemex SAB de CV (EUR) (a)	3.13%	03/19/26	1,965,000
2,725,000	Intertape Polymer Group, Inc. (USD) (a)	7.00%	10/15/26	2,827,187
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,919,570
1,490,000	MMC Norilsk Nickel OJSC via MMC Finance DAC (USD) (a)	6.63%	10/14/22	1,632,462
1,625,000	SPCM S.A. (USD) (a)	4.88%	09/15/25	1,648,888
2,200,000	Stora Enso OYJ (USD) (a)	7.25%	04/15/36	2,590,500
2,975,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (USD) (a)	5.38%	09/01/25	2,829,969
				18,319,451
	Capital Goods – 4.1%
5,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a) (b)	7.25%	05/15/24	5,402,277
535,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a)	6.00%	02/15/25	553,725
6,360,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a)	5.25%	08/15/27	6,383,850
890,000	Bombardier, Inc. (USD) (a) (b)	6.00%	10/15/22	893,338
4,968,000	Bombardier, Inc. (USD) (a) (b)	6.13%	01/15/23	5,054,940
2,000,000	Bombardier, Inc. (USD) (a)	7.88%	04/15/27	2,030,000
4,330,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a) (b)	7.75%	04/15/26	3,940,300
				24,258,430
	Consumer Goods – 2.1%
2,600,000	JBS Investments II GmbH (USD) (a)	7.00%	01/15/26	2,789,800
2,725,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	6.50%	04/15/29	2,932,781
1,000,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	1,002,000
2,925,000	Minerva Luxembourg S.A. (USD) (a)	6.50%	09/20/26	2,990,813
675,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (USD) (a)	6.25%	05/15/26	700,110
1,900,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (USD) (a)	8.50%	05/15/27	1,935,625
				12,351,129
	Energy – 1.9%
950,000	Gazprom OAO Via Gaz Capital S.A. (USD) (a)	8.63%	04/28/34	1,315,249
1,800,000	LBC Tank Terminals Holding Netherlands B.V. (USD) (a)	6.88%	05/15/23	1,814,688
1,397,000	Petrobras Global Finance B.V. (USD)	7.38%	01/17/27	1,653,629
1,060,000	Petrobras Global Finance B.V. (USD) (b)	7.25%	03/17/44	1,244,440
800,000	Puma International Financing S.A. (USD) (a)	5.13%	10/06/24	766,259
4,500,000	Transocean, Inc. (USD) (a) (b)	7.25%	11/01/25	4,246,875
				11,041,140
	Financial Services – 0.2%
1,130,000	Fairstone Financial, Inc. (USD) (a)	7.88%	07/15/24	1,167,431
	Healthcare – 3.2%
2,785,000	Bausch Health Cos., Inc. (USD) (a) (b)	6.50%	03/15/22	2,890,830
2,198,000	Bausch Health Cos., Inc. (USD) (a)	5.88%	05/15/23	2,222,068
3,724,000	Bausch Health Cos., Inc. (USD) (a) (b)	6.13%	04/15/25	3,840,375
4,130,000	Bausch Health Cos., Inc. (USD) (a)	9.00%	12/15/25	4,642,698
5,050,000	Bausch Health Cos., Inc. (USD) (a)	7.25%	05/30/29	5,261,494
				18,857,465

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Insurance – 0.4%
2,220,000	Oil Insurance Ltd., 3 Mo. LIBOR + 2.98% (USD) (a) (b) (c)	5.30%	(d)	$2,159,096
	Leisure – 2.3%
1,365,000	MGM China Holdings Ltd. (USD) (a)	5.88%	05/15/26	1,433,250
3,205,000	Royal Caribbean Cruises Ltd. (USD) (b)	7.50%	10/15/27	4,016,282
1,305,000	Sands China Ltd. (USD)	4.60%	08/08/23	1,389,553
1,695,000	Sands China Ltd. (USD) (b)	5.13%	08/08/25	1,867,551
4,385,000	Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC (USD) (a)	7.00%	07/15/26	4,631,656
				13,338,292
	Media – 2.9%
2,206,000	Altice France S.A./France (USD) (a) (b)	6.25%	05/15/24	2,285,968
4,300,000	Altice France S.A./France (USD) (a)	7.38%	05/01/26	4,592,937
873,000	Altice Luxembourg S.A. (USD) (a)	7.75%	05/15/22	893,734
3,200,000	Altice Luxembourg S.A. (USD) (a)	7.63%	02/15/25	3,148,128
3,202,000	Altice Luxembourg S.A. (USD) (a)	10.50%	05/15/27	3,398,122
2,760,000	UPCB Finance IV Ltd. (USD) (a)	5.38%	01/15/25	2,842,800
				17,161,689
	Retail – 0.5%
2,720,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	4.25%	05/15/24	2,786,694
	Services – 1.9%
700,000	Darling Global Finance B.V. (EUR) (a)	3.63%	05/15/26	824,076
3,235,000	GFL Environmental, Inc. (USD) (a)	5.63%	05/01/22	3,275,437
630,000	GFL Environmental, Inc. (USD) (a) (b)	5.38%	03/01/23	641,813
1,980,000	GFL Environmental, Inc. (USD) (a)	8.50%	05/01/27	2,173,050
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,310,625
				11,225,001
	Technology & Electronics – 0.6%
3,060,000	Sensata Technologies UK Financing Co., PLC (USD) (a) (b)	6.25%	02/15/26	3,255,075
	Telecommunications – 1.5%
2,225,000	DKT Finance ApS (USD) (a) (b)	9.38%	06/17/23	2,417,351
3,540,000	Telecom Italia Capital S.A. (USD) (b)	7.72%	06/04/38	4,106,400
2,300,000	VEON Holdings B.V. (USD) (a)	4.95%	06/16/24	2,425,810
				8,949,561
	Total Foreign Corporate Bonds and Notes			151,916,567
	(Cost $145,772,154)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 4.6%
	Banking – 2.1%
2,940,000	Bank of America Corp., Series DD (USD) (e)	6.30%	(d)	3,295,313
4,475,000	Citigroup, Inc., Series M (USD) (e)	6.30%	(d)	4,741,106
3,500,000	Goldman Sachs Group (The), Inc., Series P (USD) (e)	5.00%	(d)	3,423,630
795,000	RBS Capital Trust II (USD) (e)	6.43%	(d)	1,033,500
				12,493,549

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Goods – 0.4%
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (c)	4.25%	02/15/42	$2,488,922
	Financial Services – 0.8%
4,935,000	General Motors Financial Co., Inc., Series A (USD) (e)	5.75%	(d)	4,609,389
	Insurance – 1.3%
5,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (c)	4.64%	02/12/47	4,679,208
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (b) (c)	4.88%	05/17/66	2,910,320
				7,589,528
	Total Capital Preferred Securities			27,181,388
	(Cost $27,997,461)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 1.4%
	Consumer Goods – 0.3%
$2,089,500	United Natural Foods, Inc., 1 Mo. LIBOR + 4.25%, 0.00% Floor	6.48%	10/22/25	1,759,108
	Energy – 0.1%
980,323	Crestwood Holdings LLC, Term Loan B, 1 Mo. LIBOR + 7.50%, 0.00% Floor	9.87%	03/06/23	946,012
	Healthcare – 1.0%
5,907,006	Ortho-Clinical Diagnostics S.A., Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.56%	06/30/25	5,733,517
	Total Senior Floating-Rate Loan Interests			8,438,637
	(Cost $8,885,647)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.7%
	Collateralized Mortgage Obligations – 0.1%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
22,590	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (h)	25.88%	06/25/37	42,966
	Wells Fargo Mortgage Backed Securities
720,453	Series 2006-AR7 Trust, Class 2A4 (i)	5.09%	05/25/36	750,548
				793,514
	Commercial Mortgage-Backed Securities – 0.6%
	Securitized Asset Backed Receivables LLC Trust
7,413,493	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (c)	2.48%	08/25/36	3,326,131
	Total Mortgage-Backed Securities			4,119,645
	(Cost $5,779,265)
ASSET-BACKED SECURITIES – 0.1%
	Keycorp Student Loan Trust,
295,026	Series 2000-A, Class A2, 3 Mo. LIBOR + 0.32% (c)	2.97%	05/25/29	293,973
	(Cost $280,643)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (j) (k) (l) (m)	$108,110
	Utility – 0.1%
13,918	Vistra Energy Corp. (m)	298,680
	Total Common Stocks	406,790
	(Cost $997,887)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Energy Corp. (k) (m)	11,135
	(Cost $22,977)

	Total Investments – 126.7%			742,083,343
	(Cost $728,813,602) (n)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT - (22.8)%
$(101,950,000)	United States Treasury Note	1.38%	09/30/23	(99,990,693)
(32,000,000)	United States Treasury Note	2.88%	05/31/25	(33,738,125)
	Total U.S. Government Bonds Sold Short			(133,728,818)
	(Proceeds $130,967,755)
CORPORATE BONDS SOLD SHORT – (1.7)%
	Healthcare – (0.3)%
(1,500,000)	DaVita, Inc.	5.00%	05/01/25	(1,475,655)
	Media – (0.9)%
(5,145,000)	Netflix, Inc.	4.38%	11/15/26	(5,209,312)
	Telecommunications – (0.5)%
(2,930,000)	Amkor Technology, Inc. (a)	6.63%	09/15/27	(3,070,992)
	Total Corporate Bonds Sold Short			(9,755,959)
	(Proceeds $9,441,006)
FOREIGN CORPORATE BONDS SOLD SHORT – (0.5)%
	Basic Industry – (0.5)%
(2,900,000)	FMG Resources (August 2006) Pty Ltd. (USD) (a)	5.13%	05/15/24	(3,026,875)
	(Proceeds $3,026,975)
	Total Investments Sold Short – (25.0)%			(146,511,652)
	(Proceeds $143,435,736)

Outstanding Loan – (3.9)%	(22,564,928)
Net Other Assets and Liabilities – 2.2%	12,522,209
Net Assets – 100.0%	$585,528,972

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2019	Sale Value as of 7/31/2019	Unrealized Appreciation/ (Depreciation)
11/01/19	JPM	USD	5,995,048	EUR	5,305,000	$ 5,995,048	$ 5,917,481	$ 77,567

Counterparty Abbreviations
JPM	JPMorgan Chase

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2019, securities noted as such amounted to $432,813,086 of total investments and $(6,097,867) of total investments sold short, or 73.9% and (1.0)% of net assets, respectively.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	Floating or variable rate security.
(d)	Perpetual maturity.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	Inverse floating rate security.
(i)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(j)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2019, securities noted as such are valued at $108,110 or 0.0% of net assets.
(k)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Fund’s Sub-Advisor.
(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(m)	Non-income producing security.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,889,210 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,617,818. The net unrealized appreciation was $10,271,392. The amounts presented are inclusive of investments sold short and derivative contracts.

EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 549,715,208	$ —	$ 549,715,208	$ —
Foreign Corporate Bonds and Notes*	151,916,567	—	151,916,567	—
Capital Preferred Securities*	27,181,388	—	27,181,388	—
Senior Floating-Rate Loan Interests*	8,438,637	—	8,438,637	—
Mortgage-Backed Securities	4,119,645	—	4,119,645	—
Asset-Backed Securities	293,973	—	293,973	—
Common Stocks:
Energy	108,110	—	—	108,110
Utility	298,680	298,680	—	—
Rights*	11,135	—	11,135	—
Total Investments	742,083,343	298,680	741,676,553	108,110
Forward Foreign Currency Contracts	77,567	—	77,567	—
Total	$ 742,160,910	$ 298,680	$ 741,754,120	$ 108,110
LIABILITIES TABLE
	Total Value at 7/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (133,728,818)	$ —	$ (133,728,818)	$ —
Corporate Bonds Sold Short*	(9,755,959)	—	(9,755,959)	—
Foreign Corporate Bonds Sold Short*	(3,026,875)	—	(3,026,875)	—
Total	$ (146,511,652)	$—	$ (146,511,652)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs.